COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosures of commitments [Abstract]
Schedule of Non-cancellable Lease Commitments Not Capitalized

	At December 31,
(in millions of Euros)	2021	2020
Less than 1 year	3	6
1 to 5 years	3	11
More than 5 years	2	5
Total non-cancellable minimum lease payments	8	22

Schedule of Tangible and Intangible Assets Commitments

	At December 31,
(in millions of Euros)	2021	2020
Computer Software	—	1
Property, plant and equipment	65	48
Total tangible and intangible asset commitments	65	49